Share-based payments (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Sharebased Payment Arrangements [Abstract]
Reconciliation of Outstanding Share Based Payments
a.	Reconciliation of outstanding share based payments

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
INC	07-Dec-10	26-Oct-19	USD 0.340	319,892	—	(319,892)	—		—	—
25b	12-Dec-14	31-Oct-19	AUD 4.49	50,000	—	—	(50,000)		—	—
28/LF13	09-Oct-14	08-Oct-19	AUD 4.52	75,000	—	—	(75,000)		—	—
29	25-Nov-14	24-Nov-19	AUD 4.00	240,000	—	—	(240,000)		—	—
LF14	06-Jan-15	16-Dec-19	AUD 4.66	150,000	—	—	(150,000)		—	—
31b	12-May-15	16-Feb-20	AUD 4.28	200,000	—	—	(200,000)		—	—
32	10-Jul-15	30-Jun-22	AUD 4.20	2,308,334	—	—	(40,000)		2,268,334	2,268,334
33	26-Aug-15	16-Aug-22	AUD 4.05	75,000	—	—	—		75,000	75,000
34	27-Apr-16	06-Mar-23	AUD 2.80	3,193,334	—	(475,000)	(70,000)		2,638,334	2,638,334
34	27-Apr-16	06-Mar-23	AUD 2.80				(10,000)	*
34a	27-Apr-16	17-Apr-23	AUD 2.74	200,000	—	—	—		200,000	200,000
34b	31-Oct-16	06-Mar-23	AUD 2.80	200,000	—	—	—		200,000	200,000
35	30-Jun-16	18-Jan-21	AUD 2.20	1,500,000	—	(600,000)	—		900,000	900,000
36	06-Dec-16	05-Dec-23	AUD 1.31	1,670,000	—	(720,334)	(26,666)		923,000	923,000
36a	06-Dec-16	05-Dec-23	AUD 1.19	4,188,000	—	(1,527,270)	(141,666)		2,519,064	2,023,232
36b	13-Jan-17	12-Jan-24	AUD 1.65	300,000	—	—	—		300,000	300,000
37	28-Jun-17	27-Jun-24	AUD 2.23	150,000	—	—	—		150,000	150,000
38	16-Sep-17	15-Sep-24	AUD 1.54	100,000	—	(33,334)	—		66,666	33,334
38a	16-Sep-17	15-Sep-24	AUD 1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24	AUD 1.94	1,978,333	—	(310,000)	(13,333)		1,655,000	999,994
39a	13-Oct-17	12-Oct-24	AUD 1.76	1,900,000	—	(297,575)	(300,000)		1,302,425	1,302,425
40	24-Nov-17	23-Nov-24	AUD 1.41	750,000	—	—	—		750,000	500,000
40a	24-Nov-17	23-Nov-24	AUD 1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	AUD 1.52	200,000	—	—	—		200,000	133,334
42	11-Jul-18	10-Jul-25	AUD 1.56	200,000	—	—	—		200,000	66,667
43	18-Jul-18	17-Jul-25	AUD 1.87	5,845,000	—	(389,999)	(9,999)		5,398,334	1,544,992
43	18-Jul-18	17-Jul-25	AUD 1.87				(46,668)	*
43b	18-Jul-18	17-Jul-25	AUD 1.87	—	350,000	—	—		350,000	116,667
44	15-Jul-18	14-Jul-25	AUD 1.72	300,000	—	—	—		300,000	100,000
45	30-Nov-18	29-Nov-25	AUD 1.33	590,000	—	—	—		590,000	196,666
46	19-Jan-19	18-Jan-26	AUD 1.45	5,000	—	—	—		5,000	1,667
47	19-Jan-19	18-Jan-26	AUD 1.45	150,000	—	—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	AUD 1.48	—	300,000	—	—		300,000	100,000
49	20-Jul-19	19-Jul-26	AUD 1.62	—	4,810,000	—	(120,000)	*	4,690,000	—
49a	20-Jul-19	19-Jul-26	AUD 1.47	—	5,500,000	—	—		5,500,000	—
49b	20-Jul-19	19-Jul-26	AUD 1.47	—	1,346,667	—	—		1,346,667	—
49c	20-Jul-19	19-Jul-26	AUD 1.47	—	538,667	—	—		538,667	—
50	20-Jul-19	19-Jul-26	AUD 1.47	—	700,000	—	—		700,000	—
50a	20-Jul-19	19-Jul-26	AUD 1.47	—	400,000	—	—		400,000	—
51	29-Aug-19	28-Aug-26	AUD 1.47	—	300,000	(150,000)	—		150,000	—
52	29-Aug-19	28-Aug-26	AUD 1.62	—	400,000	—	—		400,000	—
53	29-Aug-19	28-Aug-26	AUD 1.47	—	800,000	—	—		800,000	—
54	25-Nov-19	24-Nov-26	AUD 1.98	—	845,000	—	—		845,000	—
55	29-May-19	28-May-26	AUD 1.48	—	450,000	—	—		450,000	300,000
56	18-Nov-19	17-Nov-26	AUD 1.83	—	200,000	—	—		200,000	—
57	25-Nov-19	24-Nov-26	AUD 1.80	—	100,000	—	—		100,000	—
58	25-Nov-19	24-Nov-26	AUD 1.98	—	450,000	—	—		450,000	—
June 30, 2020				27,737,893	17,490,334	(4,823,404)	(1,493,332)		38,911,491	15,373,646
Weighted average share purchase price				AUD 2.06	AUD 1.57	AUD 1.60	AUD 2.80		AUD 1.86	AUD 2.25

(1)	The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
INC	07-Dec-10	26-Oct-18	USD 0.305	26,108	—	(26,108)	—		—	—
INC	07-Dec-10	26-Oct-19	USD 0.340	319,892	—	—	—		319,892	319,892
17/LF3	09-Jul-12	08-Jul-18	AUD 6.67	150,000	—	—	(150,000)		—	—
22/LF8	04-Sep-13	27-Aug-18	AUD 6.26	225,000	—	—	(225,000)		—	—
25a (i&ii)	01-Jan-14	31-Dec-18	AUD 6.36	650,000	—	—	(650,000)		—	—
25b	12-Dec-14	31-Oct-19	AUD 4.49	50,000	—	—	—		50,000	50,000
27/LF12	05-Sep-14	30-Jun-19	AUD 4.71	2,045,000	—	—	(1,790,000)
27/LF12	05-Sep-14	30-Jun-19	AUD 4.71		—	—	(255,000)	*	—	—
28/LF13	09-Oct-14	08-Oct-19	AUD 4.52	75,000	—	—	—		75,000	75,000
29	25-Nov-14	24-Nov-19	AUD 4.00	240,000	—	—			240,000	240,000
30c(2)	25-Mar-15	20-Jan-19	AUD 4.98	135,000	—	—	(135,000)		—	—
30d(2)	25-Mar-15	25-Jan-19	AUD 4.98	300,000	—	—	(300,000)		—	—
30f(2)	25-Mar-15	25-Jan-19	AUD 4.98	200,000	—	—	(200,000)		—	—
30h(2)	25-Mar-15	30-Jun-19	AUD 4.69	400,000	—	—	(400,000)		—	—
30i(2)	25-Mar-15	30-Jun-19	AUD 4.44	600,000	—	—	(600,000)		—	—
LF14	06-Jan-15	16-Dec-19	AUD 4.66	150,000	—	—	—		150,000	150,000
31b	12-May-15	16-Feb-20	AUD 4.28	200,000	—	—	—		200,000	200,000
32	10-Jul-15	30-Jun-22	AUD 4.20	2,458,334	—	—	(150,000)	*	2,308,334	2,308,334
33	26-Aug-15	16-Aug-22	AUD 4.05	75,000	—	—	—		75,000	75,000
34	27-Apr-16	06-Mar-23	AUD 2.80	3,380,000	—	—	(186,666)	*	3,193,334	3,193,334
34a	27-Apr-16	17-Apr-23	AUD 2.74	200,000	—	—	—		200,000	200,000
34b	31-Oct-16	06-Mar-23	AUD 2.80	200,000	—	—	—		200,000	200,000
35	30-Jun-16	18-Jan-21	AUD 2.20	1,500,000	—	—	—		1,500,000	1,500,000
36	06-Dec-16	05-Dec-23	AUD 1.31	1,885,000	—	(75,000)	(140,000)	*	1,670,000	1,116,666
36a	06-Dec-16	05-Dec-23	AUD 1.19	4,400,000	—	(212,000)	—		4,188,000	3,000,502
36b	13-Jan-17	12-Jan-24	AUD 1.65	300,000	—	—	—		300,000	300,000
37	28-Jun-17	27-Jun-24	AUD 2.23	300,000	—	—	(150,000)	*	150,000	100,000
38	16-Sep-17	15-Sep-24	AUD 1.54	100,000	—	—	—		100,000	33,334
38a	16-Sep-17	15-Sep-24	AUD 1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24	AUD 1.94	2,215,000	—	—	(236,667)	*	1,978,333	668,330
39a	13-Oct-17	12-Oct-24	AUD 1.76	1,900,000	—	—	—		1,900,000	1,300,000
40	24-Nov-17	23-Nov-24	AUD 1.41	750,000	—	—	—		750,000	250,000
40a	24-Nov-17	23-Nov-24	AUD 1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	AUD 1.52		200,000	—	—		200,000	66,667
42	11-Jul-18	10-Jul-25	AUD 1.56		200,000	—	—		200,000	—
43	18-Jul-18	17-Jul-25	AUD 1.87		5,970,000	—	(125,000)	*	5,845,000	—
44	15-Jul-18	14-Jul-25	AUD 1.72		300,000	—	—		300,000	—
45	30-Nov-18	29-Nov-25	AUD 1.33		590,000	—	—		590,000	—
46	19-Jan-19	18-Jan-26	AUD 1.45		5,000	—	—		5,000	—
47	19-Jan-19	18-Jan-26	AUD 1.45		150,000	—	—		150,000	75,000
June 30, 2019				26,329,334	7,415,000	(313,108)	(5,693,333)		27,737,893	15,572,059
Weighted average share purchase price				AUD 2.68	AUD 1.79	AUD 1.16	AUD 4.58		AUD 2.06	AUD 2.35

(1)	The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).
(2)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
INC	07-Dec-10	26-Oct-18	USD 0.305	154,064	—	(127,956)	—		26,108	26,108
INC	07-Dec-10	26-Oct-19	USD 0.340	447,848	—	(127,956)	—		319,892	319,892
17/LF3	09-Jul-12	08-Jul-18	USD 6.690	150,000	—	—	—		150,000	150,000
19/LF5	25/01/2013-29/01/2013	24/01/2018-28/01/2018	USD 6.290	50,000	—	—	(50,000)		—	—
20/LF6	24-May-13	23-May-18	USD 6.360	425,000	—	—	(325,000)
20/LF6	24-May-13	23-May-18	AUD 6.36		—	—	(100,000)	*	—	—
21/LF7	03-Sep-13	30-Jun-18	AUD 5.92	1,865,000	—	—	(1,615,000)
22/LF8	04-Sep-13	27-Aug-18	AUD 6.28	225,000	—	—	—		225,000	225,000
25a (i&ii)	01-Jan-14	31-Dec-18	AUD 6.38	650,000	—	—	—		650,000	650,000
25b	12-Dec-14	31-Oct-19	AUD 4.51	50,000	—	—	—		50,000	50,000
27/LF12	05-Sep-14	30-Jun-19	AUD 4.71	2,070,000	—	—	(25,000)	*	2,045,000	2,045,000
27(iv)	25-Aug-14	24-Aug-19	AUD 4.67	75,000	—	—	(75,000)	*	—	—
28/LF13	09-Oct-14	08-Oct-19	AUD 4.54	85,000	—	—	(10,000)	*	75,000	75,000
29	25-Nov-14	24-Nov-19	AUD 4.02	240,000	—	—	—		240,000	240,000
30a(2)	25-Mar-15	30-Jun-18	AUD 5.00	650,000	—	—	(650,000)		—	—
30b(2)	25-Mar-15	25-Jan-18	AUD 5.00	235,000	—	—	(235,000)		—	—
30c(2)	25-Mar-15	25-Jan-19	AUD 5.00	135,000	—	—	—		135,000	135,000
30d(2)	25-Mar-15	30-Jun-19	AUD 5.00	300,000	—	—	—		300,000	300,000
30e(2)	25-Mar-15	23-Jul-19	AUD 5.00	165,000	—	—	(165,000)		—	—
30f(2)	25-Mar-15	23-Jul-19	AUD 5.00	200,000	—	—	—		200,000	200,000
30g(2)	25-Mar-15	20-Jan-19	AUD 4.71	300,000	—	—	(300,000)	*	—	—
30h(2)	25-Mar-15	25-Jan-18	AUD 4.71	400,000	—	—	—		400,000	400,000
30i(2)	25-Mar-15	25-Jan-19	AUD 4.46	600,000	—	—	—		600,000	600,000
30j	25-Mar-15	30-Jun-19	AUD 4.71	150,000	—	—	(150,000)	*	—	—
LF14	06-Jan-15	16-Dec-19	AUD 4.66	150,000	—	—	—		150,000	150,000
31b	12-May-15	16-Feb-20	AUD 4.30	200,000	—	—	—		200,000	200,000
32	10-Jul-15	30-Jun-22	AUD 4.22	2,620,000	—	—	(161,666)	*	2,458,334	1,683,336
33	26-Aug-15	16-Aug-22	AUD 4.07	91,667	—	—	(16,667)	*	75,000	50,000
34	27-Apr-16	06-Mar-23	AUD 2.82	3,621,667	—	—	(241,667)	*	3,380,000	2,299,982
34a	27-Apr-16	17-Apr-23	AUD 2.76	200,000	—	—	—		200,000	133,334
34b	31-Oct-16	06-Mar-23	AUD 2.82	200,000	—	—	—		200,000	200,000
35	30-Jun-16	30-Jun-19	AUD 2.20	1,500,000	—	—	—		1,500,000	1,500,000
36	06-Dec-16	05-Dec-23	AUD 1.33	2,045,000	—	(33,333)	(126,667)	*	1,885,000	611,666
36a	06-Dec-16	05-Dec-23	AUD 1.21	4,400,000	—	—	—		4,400,000	1,495,002
36b	13-Jan-17	12-Jan-24	AUD 1.67	450,000	—	—	(150,000)	*	300,000	300,000
37	28-Jun-17	27-Jun-24	AUD 2.23	—	300,000	—	—		300,000	100,000
38	16-Sep-17	15-Sep-24	AUD 1.54	—	100,000	—	—		100,000	—
38a	16-Sep-17	15-Sep-24	AUD 1.40	—	150,000	—	—		150,000	—
39	13-Oct-17	12-Oct-24	AUD 1.94	—	2,310,000	—	(95,000)	*	2,215,000	—
39a	13-Oct-17	12-Oct-24	AUD 1.76	—	2,000,000	—	(100,000)	*	1,900,000	200,000
40	24-Nov-17	23-Nov-24	AUD 1.41	—	750,000	—	—		750,000	—
40a	24-Nov-17	23-Nov-24	AUD 1.28	—	750,000	—	—		750,000	—
June 30, 2018				25,100,246	6,360,000	(289,245)	(4,841,667)		26,329,334	14,339,320
Weighted average share purchase price				AUD 3.35	AUD 1.74	AUD 0.52	AUD 4.97		AUD 2.68	AUD 3.39

(1)	The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).
(2)	30a to 30i were granted as remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Summary of Valuations of Options Approved and Granted

The model inputs for the valuations of options approved and granted during the year ended June 30, 2020 are as follows:

Series	Valuation date(1)	Exercise price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
43b	14-May-20	1.87	3.55	60.39%	4.5 yrs	0%	0.37%
48	04-Apr-19	1.48	1.49	54.22%	6.1 yrs	0%	1.50%
49	17-Sep-19	1.62	1.93	54.10%	6.1 yrs	0%	0.89%
49a	15-Mar-20	1.47	1.87	55.48%	5.8 yrs	0%	0.56%
49a	17-Dec-19	1.47	1.93	53.65%	5.9 yrs	0%	0.82%
49b	27-Nov-19	1.47	1.83	53.85%	6.3 yrs	0%	0.73%
49c	27-Nov-19	1.47	1.83	53.85%	6.3 yrs	0%	0.73%
50	13-Sep-19	1.47	1.88	54.02%	6.1 yrs	0%	0.93%
50a	16-Sep-19	1.47	2.03	54.21%	6.1 yrs	0%	0.95%
51	28-Mar-20	1.47	1.17	55.60%	5.7 yrs	0%	0.45%
52	17-Dec-19	1.62	1.93	53.65%	6.0 yrs	0%	0.82%
53	26-Mar-20	1.47	1.17	58.30%	5.8 yrs	0%	0.47%
54	28-Jan-20	1.98	2.86	56.63%	6.1 yrs	0%	0.71%
55	29-May-19	1.48	1.48	53.98%	6.3 yrs	0%	1.18%
56	27-Nov-19	1.83	1.83	53.80%	6.3 yrs	0%	0.73%
57	25-Nov-19	1.80	1.80	53.82%	6.3 yrs	0%	0.82%
58	10-Apr-20	1.98	1.97	57.65%	5.9 yrs	0%	0.45%

(1)

Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.

(2)	Expected life after factoring likely early exercise.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2019 are as follows:

Series	Valuation date(1)	Exercise price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
41	03-Sep-18	1.52	1.52	52.31%	5.8 yrs	0%	2.16%
42	21-Jun-18	1.56	1.56	52.40%	6.1 yrs	0%	2.36%
43	24-Oct-18	1.87	1.70	52.78%	5.9 yrs	0%	2.27%
44	17-Jan-19	1.72	1.59	54.40%	5.6 yrs	0%	1.91%
45	20-Dec-18	1.33	1.33	54.11%	6.1 yrs	0%	2.01%
46	07-Jun-19	1.45	1.33	53.92%	5.8 yrs	0%	1.14%
47	04-Jun-19	1.45	1.33	53.95%	5.8 yrs	0%	1.19%

(2)	Expected life after factoring likely early exercise.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2018 are as follows:

Series	Valuation date(1)	Exercise price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
37	14-Jul-17	2.23	2.02	52.21%	5.8 yrs	0%	2.22%
38	02-Oct-17	1.54	1.37	52.04%	5.8 yrs	0%	2.41%
38a	14-Dec-17	1.40	1.37	52.56%	5.8 yrs	0%	2.27%
39	06-Nov-17	1.94	1.34	52.49%	5.9 yrs	0%	2.16%
39a	06-Nov-17	1.76	1.34	52.49%	5.9 yrs	0%	2.16%
40	08-Feb-18	1.41	1.32	52.35%	5.8 yrs	0%	2.43%
40a	08-Feb-18	1.28	1.32	52.35%	5.8 yrs	0%	2.43%

(2)	Expected life after factoring likely early exercise.